Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 12,833	$ 13,416	$ 16,105	$ 14,380	$ 10,980	$ 11,801	$ 10,146	$ 10,423	$ 10,127	$ 9,450	$ 15,107
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	12,685	13,362	16,172	14,553	11,198	12,121	10,495	10,868	10,640	10,000	$ 14,832
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	14,161	14,725	17,591	15,629	11,884	12,725	10,890	11,134	10,766	10,000	$ 16,729
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	13,882	14,476	17,340	15,448	11,768	12,615	10,817	11,085	10,744	10,000	$ 16,392
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,086	22,147	21,819	22,520	14,922	15,079	13,382	11,837	9,982	10,000	$ 30,174
MSCI US IMI Real Estate 25/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI US IMI Real Estate 25/50 Index
Accumulated Value	15,004	15,048	17,973	16,658	12,287	13,501	11,373	11,426	10,600	10,000	$ 17,382
MSCI US IMI Real Estate 25/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI US IMI Real Estate 25/50 Index
Accumulated Value	15,004	15,048	17,973	16,658	12,287	13,501	11,373	11,426	10,600	10,000	$ 17,382
MSCI US IMI Real Estate 25/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI US IMI Real Estate 25/50 Index
Accumulated Value	15,004	15,048	17,973	16,658	12,287	13,501	11,373	11,426	10,600	10,000	$ 17,382
MSCI US IMI Real Estate 25/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI US IMI Real Estate 25/50 Index
Accumulated Value	$ 15,004	$ 15,048	$ 17,973	$ 16,658	$ 12,287	$ 13,501	$ 11,373	$ 11,426	$ 10,600	$ 10,000	$ 17,382